Share-based Compensation - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	2,200,000		2,200,000						1,500,714
Shares available for issuance (in shares)	1,400,000		1,400,000
Annual increase percentage (up to)			5.00%
Share-based compensation	$ 22,800		$ 22,800
Selling, general and administrative expenses	60,354	$ 29,441	95,465	$ 65,679
Total cost of sales	109,524	$ 151,545	226,157	$ 293,428
Unrecognized compensation cost	18,600		$ 18,600
Recognition period			2 years 6 months 7 days
Share-based payment arrangement, after forfeiture	22,775		$ 22,775
HMH Holding BV And Subsidiaries [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Selling, general and administrative expenses					$ 130,397	$ 146,810
Total cost of sales					576,024	571,173
Founders phantom equity award program | HMH Holding BV And Subsidiaries [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Program for management								$ 10,000
Fair value share based payment arrangement award								600,000
Share-based payment arrangement, before forfeiture								10,000
Share-based payment arrangement, forfeited						300	$ 1,300	2,000
Long term incentive program | HMH Holding BV And Subsidiaries [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, before forfeiture					5,000	5,000	5,000	5,000
Share-based payment arrangement, after forfeiture					$ 1,000	$ 1,000	$ 700,000	$ 600,000
Restricted common stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
Performance Share Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
Performance period			3 years
Performance Share Units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payout percentage			0.00%
Performance Share Units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payout percentage			200.00%
Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Selling, general and administrative expenses	22,300		$ 22,300
Total cost of sales	$ 500		$ 500